Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2023
Goodwill and other intangible assets
Goodwill and other intangible assets

15.Goodwill and other intangible assets

		Customer-	Network -
		related	related
		intangible	intangible
	Goodwill	assets	assets	Licenses	Software	Total
	$’000	$’000	$’000	$’000	$’000	$’000
Cost
At January 1, 2021	656,507	732,434	73,552	15,796	22,091	1,500,380
Additions during the year	—	—	—	3,145	1,909	5,054
Additions through business combinations	156,817	191,332	38,205	—	1,035	387,389
Disposals	—	—	—	(18)	(723)	(741)
Exchange difference	(33,177)	(46,002)	(4,555)	(1,217)	(514)	(85,465)
At December 31, 2021	780,147	877,764	107,202	17,706	23,798	1,806,617

At January 1, 2022	780,147	877,764	107,202	17,706	23,798	1,806,617
Additions during the year	—	—	—	14,772	6,413	21,185
Additions through business combinations (note 31)*/***	119,035	171,765	72,932	—	—	363,732
Disposals	—	—	—	(4)	(395)	(399)
Exchange difference***	(13,543)	(18,163)	(4,844)	(1,886)	(572)	(39,008)
At December 31, 2022***	885,639	1,031,366	175,290	30,588	29,244	2,152,127

At January 1, 2023	885,639	1,031,366	175,290	30,588	29,244	2,152,127
Additions during the year	—	—	—	3,007	12,110	15,117
Additions through business combinations (note 31)	—	2,224	766	—	—	2,990
Disposals	—	(16,219)	(1,758)	(117)	(14,928)	(33,022)
Exchange difference	(134,613)	(119,291)	(13,619)	(45)	(4,670)	(272,238)
Reclassified to assets held for sale	—	—	—	—	(271)	(271)
At December 31, 2023	751,026	898,080	160,679	33,433	21,485	1,864,703

Accumulated amortization and impairment
At January 1, 2021	251	109,715	19,022	6,456	17,839	153,283
Charge for the year	—	29,037	4,237	978	3,914	38,166
Disposals	—	—	—	(15)	(726)	(741)
Exchange difference	—	(7,184)	(1,374)	(542)	(616)	(9,716)
At December 31, 2021	251	131,568	21,885	6,877	20,411	180,992

At January 1, 2022	251	131,568	21,885	6,877	20,411	180,992
Charge for the year	—	36,169	6,936	2,598	1,627	47,330
Impairment charge for the year**	121,596	—	—	—	—	121,596
Disposals	—	—	—	(4)	(394)	(398)
Exchange difference	404	(8,335)	(1,245)	(395)	(313)	(9,884)
At December 31, 2022	122,251	159,402	27,576	9,076	21,331	339,636

At January 1, 2023	122,251	159,402	27,576	9,076	21,331	339,636
Charge for the year	—	34,044	7,217	6,288	2,834	50,383
Disposals	—	(16,219)	(1,758)	(117)	(13,328)	(31,422)
Exchange difference	9,477	(43,850)	(7,335)	351	(4,827)	(46,184)
Reclassified to assets held for sale	—	—	—	—	(38)	(38)
At December 31, 2023	131,728	133,377	25,700	15,598	5,972	312,375

Net book value

At December 31, 2021	779,896	746,196	85,317	10,829	3,387	1,625,625

At December 31, 2022***	763,388	871,964	147,714	21,512	7,913	1,812,491

At December 31, 2023	619,298	764,703	134,979	17,835	15,513	1,552,328

*Includes subsequent asset acquisitions on business combination transactions.

**The carrying amount of the IHS Latam tower businesses group of CGUs was reduced to its recoverable amount as at December 31, 2022 through the recognition of an impairment loss against goodwill. This loss is included in administrative expenses in the statement of profit or loss.

***Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.

Network related intangible assets represent future income from leasing excess tower capacity to new tenants. Customer related intangible assets represent customer contracts and relationships.

Amortization expense has been included in cost of sales and administrative expenses in the statement of income and other comprehensive income:

	2023	2022	2021
	$’000	$'000	$'000

Cost of sales (note 7)	44,618	42,050	34,051
Administrative expenses (note 8)	5,765	5,280	4,115
	50,383	47,330	38,166

15.1Allocation of goodwill

Management reviews the business performance based on the geographical location of business. It has identified IHS Nigeria Limited, INT Towers Limited, IHS Towers NG Limited, IHS Cameroon S.A., IHS Côte d’Ivoire S.A., IHS Rwanda Limited, IHS Zambia Limited, IHS Kuwait Limited, IHS South Africa Proprietary Limited, the IHS Latam tower businesses and I-Systems Soluções de Infraestrutura S.A. (“I-Systems”) as the main CGUs/Group of CGUs relevant for the allocation of goodwill. During 2023, the three CGUs in Nigeria were grouped together for purpose of impairment testing, as this reflects the level at which management reviews performance and manages its operations in the region. This group of CGUs is identified as IHS Nigeria. IHS Nigeria group of CGUs relate to the Nigeria operating segment, IHS Cameroon S.A, IHS Côte d’Ivoire S.A, IHS Zambia Limited, IHS South Africa Proprietary Limited and IHS Rwanda Limited CGUs related to the SSA operating segment, IHS Kuwait Limited CGU related to the MENA operating segment, and the IHS Latam tower businesses group of CGUs and the I-Systems CGU relate to the Latam operating segment. Goodwill is monitored by management at a CGU/group of CGU level as noted above. The following is a summary of goodwill allocation for each CGU.

				Effects of
				movements in
	Opening	Additions through		and exchange rates	Closing
	balance	business combinations	Impairment	other movements	balance
	$'000	$'000	$'000	$'000	$'000
2023
IHS Nigeria	299,457	—	—	(147,730)	151,727
IHS Cameroon S.A.	41,741	—	—	1,547	43,288
IHS Côte d’Ivoire S.A.	20,701	—	—	767	21,468
IHS Zambia Limited	46,718	—	—	(13,901)	32,817
IHS Rwanda Limited	11,186	—	—	(1,682)	9,504
IHS Kuwait Limited	12,223	—	—	(12)	12,211
IHS South Africa Proprietary Limited	58,832	—	—	(4,418)	54,414
IHS Latam tower businesses	187,572	—	—	14,957	202,529
I-Systems	84,958	—	—	6,382	91,340
	763,388	—	—	(144,090)	619,298
2022
IHS Nigeria Limited	59,768	—	—	(3,432)	56,336
INT Towers Limited	214,775	—	—	(12,316)	202,459
IHS Towers NG Limited	43,138	—	—	(2,476)	40,662
IHS Cameroon S.A.	44,388	—	—	(2,647)	41,741
IHS Côte d’Ivoire S.A.	22,012	—	—	(1,311)	20,701
IHS Zambia Limited	50,709	—	—	(3,991)	46,718
IHS Rwanda Limited	11,867	—	—	(681)	11,186
IHS Kuwait Limited	12,369	—	—	(146)	12,223
IHS South Africa Proprietary Limited*	—	64,394	—	(5,562)	58,832
IHS Latam tower businesses	241,451	54,641	(121,596)	13,076	187,572
I-Systems	79,419	—	—	5,539	84,958
	779,896	119,035	(121,596)	(13,947)	763,388
2021
IHS Nigeria Limited	63,374	—	—	(3,606)	59,768
INT Towers Limited	227,715	—	—	(12,940)	214,775
IHS Towers NG Limited	45,741	—	—	(2,603)	43,138
IHS Cameroon S.A.	48,170	—	—	(3,782)	44,388
IHS Côte d’Ivoire S.A.	23,888	—	—	(1,876)	22,012
IHS Zambia Limited	39,907	—	—	10,802	50,709
IHS Rwanda Limited	12,319	—	—	(452)	11,867
IHS Kuwait Limited	13,142	—	—	(773)	12,369
IHS Latam tower businesses	182,000	75,034	—	(15,583)	241,451
I-Systems	—	81,783	—	(2,364)	79,419
	656,256	156,817	—	(33,177)	779,896

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.

The recoverable amount of each CGU, except for the IHS Latam tower businesses group of CGUs and the I-Systems CGU, was determined based on value in use calculations. The recoverable amount of the IHS Latam tower businesses group of CGUs and the I-Systems CGU was determined based on fair value less costs of disposal.

(a)Recoverable amounts based on value in use

These calculations used pre-tax local currency cash flow projections based on the financial budgets approved by management covering a five-year period. Within the five-year period, revenue growth assumptions are based on past experience and expected future developments in the Group’s CGUs. Cash flows beyond the five-year period were valued using the estimated terminal growth rates stated below.

The key assumptions to which the value-in-use calculations are most sensitive are:

●	Revenue growth assumptions (taking into account tenancy ratios), and the direct effect these have on gross profit margins in the five-year forecast period;
●	pre-tax weighted average cost of capital;
●	gross margins; and
●	terminal growth rates.

	Pre-tax weighted average cost	Terminal	Tenancy					Gross margins excluding depreciation &
	of capital	growth rate	Ratio				*	amortization		*
2023
IHS Nigeria	29.5%	4.0%	4.05	x -	8.32	x		54.4	% -	75.5%
IHS Cameroon S.A.	14.1%	4.0%	2.64	x -	2.94	x		55.0	% -	59.2%
IHS Côte d’Ivoire S.A.	10.8%	4.0%	3.40	x -	4.04	x		48.9	% -	56.7%
IHS Zambia Limited	26.4%	4.0%	2.63	x -	3.11	x		64.0	% -	70.2%
IHS Rwanda Limited	17.1%	4.0%	1.69	x -	2.58	x		66.1	% -	72.6%
IHS South Africa Proprietary Limited	15.1%	4.0%	1.40	x -	2.94	x		42.5	% -	50.3%
IHS Kuwait Limited	7.6%	2.8%	1.01	x -	2.00	x		63.6	% -	71.8%

2022
IHS Nigeria Limited	24.4%	3.2%	3.76	x -	7.74	x		62.5	% -	78.7%
INT Towers Limited	25.4%	3.2%	3.93	x -	4.79	x		61.7	% -	74.0%
IHS Towers NG Limited	24.9%	3.2%	3.65	x -	4.73	x		65.3	% -	72.3%
IHS Cameroon S.A.	13.7%	4.0%	2.56	x -	3.10	x		56.6	% -	65.5%
IHS Côte d’Ivoire S.A.	11.0%	4.0%	3.35	x -	4.00	x		54.8	% -	61.5%
IHS Zambia Limited	30.2%	4.0%	2.61	x -	3.24	x		65.4	% -	72.8%
IHS Rwanda Limited	18.1%	4.0%	2.04	x -	2.64	x		69.0	% -	73.2%
IHS South Africa Proprietary Limited	13.9%	3.3%	1.25	x -	2.28	x		42.9	% -	66.4%
IHS Kuwait Limited	6.3%	3.6%	1.01	x -	1.53	x		56.6	% -	62.6%

2021
IHS Nigeria Limited	16.1%	2.7%	3.32	x -	5.18	x		64.2	% -	79.7%
INT Towers Limited	16.0%	2.7%	3.56	x -	4.98	x		67.4	% -	74.9%
IHS Towers NG Limited	16.5%	2.7%	3.63	x -	4.44	x		52.3	% -	63.1%
IHS Cameroon S.A.	12.1%	3.2%	2.37	x -	2.89	x		57.8	% -	64.6%
IHS Côte d’Ivoire S.A.	9.8%	3.2%	3.45	x -	4.46	x		53.8	% -	63.5%
IHS Zambia Limited	24.1%	2.0%	2.40	x -	3.30	x		65.2	% -	74.6%
IHS Rwanda Limited	15.5%	3.2%	2.04	x -	2.97	x		67.0	% -	73.3%
IHS Kuwait Limited	6.0%	2.9%	1.00	x -	1.46	x		52.4	% -	64.9%

*Tenancy ratios and gross margins (excluding depreciation & amortization) disclosed are for the forecast period 2024 – 2028. The tenancy ratios refer to the average number of tenants plus lease amendments (also including extra power and space) per tower that is owned or operated across a tower portfolio at a given point in time.

Management has considered and assessed reasonably possible changes for key assumptions on all markets. Any one of the following changes in assumptions could represent a reasonably possible scenario:

-	1% increase in the post-tax discount rate
-	1% decrease in the terminal growth rate
-	50% decrease in tenancy growth
-	10% decrease in gross margin

CGUs that will have an impairment due to any of the individual reasonably possible change scenarios listed above are as follows:

	1% increase	1% decrease	50% decrease	10% decrease
	in post-tax	in terminal	in tenancy	in gross
	discount rate	growth rate	growth	margin
	$'000	$'000	$'000	$'000
2023
IHS Zambia Limited	—	—	—	8,505

2022
IHS South Africa Proprietary Limited	68,724	45,732	155,908	77,017

The changes that would cause an impairment for the other CGUs are set out below:

Sensitivity analysis

IHS
		Cameroon	IHS Côte	IHS Rwanda	IHS South Africa	IHS Kuwait
	IHS Nigeria	S.A.	d’Ivoire S.A.	Limited	Proprietary Limited	Limited

% Rise in discount rate	Increase by 47.3pp	Increase by 4.7pp	Increase by 6.4pp	Increase by 11.7pp	Increase by 3.1pp	Increase by 7.3pp
Decrease in tenancy ratio	Decrease by an average of 1.36x over 4 years	Decrease by an average of 0.39x over 4 years	Decrease by an average of 0.80x over 4 years	Decrease by an average of 0.52x over 4 years	Decrease by an average of 0.40x over 4 years	Decrease by an average of 0.67x over 4 years
Gross margin (excluding depreciation and amortization)	Decrease by an average of 19.80x over 4 years	Decrease by an average of 10.0pp over 4 years	Decrease by an average of 15.4pp over 4 years	Decrease by an average of 19.9pp over 4 years	Decrease by an average of 8.4pp over 4 years	Decrease by an average of 33.2pp over 4 years
Decrease in terminal growth rate	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%

(b)Recoverable amount based on fair values less costs of disposal

The recoverable amounts of the IHS Latam tower businesses group of CGUs and the I-Systems CGU were based on fair value less costs of disposal.

Fair value less costs of disposal is determined on the basis of the income approach, discounting estimated future net local currency cash flows that reflects current market expectations (Level 3).

The key assumptions to which the fair value less costs of disposal calculation for the Latam tower businesses are most sensitive are:

●	revenue growth assumptions (taking into account tenancy growth) and the direct effect these have on gross profit margins in the ten-year forecast period for the IHS Latam tower businesses group of CGUs;
●	revenue growth assumptions (including homes connected) and the direct effect these have on gross profit margins in the ten-year forecast period for the I-Systems CGU;
●	discount rates (being post-tax weighted average cost of capital);
●	estimated costs of disposal based on management’s experience of previously completed business combinations; and
●	terminal growth rates.

	Discount rate	Terminal growth rate	Tenancy growth*	Homes connected	Cost of disposal
2023
IHS Latam tower businesses	11.0%	4.4%	6.4%	n.a	0.5%
I-Systems	10.7%	4.4%	n.a	1 million - 3.1 million	0.5%

2022
IHS Latam tower businesses	10.1%	4.1%	9.8%	n.a	0.5%
I-Systems	9.6%	4.3%	n.a	1 million - 3.6 million	0.5%

*Tenancy growth disclosed is for the average annual growth rate for tenancies over the forecast period 2024 – 2033.

An impairment loss of $Nil (2022: $121.6 million) was recognized in the IHS Latam Tower business group of CGUs due to  macroeconomic conditions which have deteriorated over the last year, increasing the discount rate, and a reduction in the cash flows in the outer years of the forecast used for impairment testing.

Management has determined the reasonably possible changes in key assumptions as follows:

-	1% increase in the post-tax discount rate
-	1% decrease in the terminal growth rate
-	15% decrease in tenancy growth
-	15% decrease in growth in homes connected

For the Latam Towers businesses group of CGUs these reasonably possible change scenarios would individually result in an impairment charge (2022: individually increase the impairment charge) as follows:

	1% increase	1% decrease	15% decrease
	in post tax	in terminal	in tenancy
	discount rate	growth rate	growth
	$'000	$'000	$'000
2023
IHS Latam Towers businesses	139,955	71,817	88,368

2022
IHS Latam Towers businesses	174,000	108,000	113,000

For the I-Systems CGU management has concluded that no reasonably possible scenario could give rise to an impairment.